22. Segment information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue
Trading and manufacturing	$ 10,866	$ 11,437	$ 13,745
Engineering	10,779	8,776	8,560
Revenue	21,645	20,213	22,305
Operating (loss)/income
Trading and manufacturing	(301)	(720)	(1,590)
Engineering	401	(802)	354
Unallocated corporate expenses	(159)	(152)	(142)
Operating expenses	(59)	(1,674)	(1,378)
Depreciation:
Trading and manufacturing	88	137	132
Engineering	42	45	38
Depreciation	130	182	170
Capital Expenditures, Gross
Trading and manufacturing	12	44	52
Engineering	29	19	60
Total	41	63	112
Assets
Trading and manufacturing	6,211	6,215
Engineering	18,736	17,649
Total assets	24,947	23,864
Liabilities
Engineering	4,576	3,640
Trading and manufacturing	2,615	2,315
Total	$ 7,191	$ 5,955